5. Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
5. Intangible Assets and Goodwill

Intangible assets are comprised of distributor organizations, trademarks, customer relationships and internally developed software.  The Company's acquired intangible assets, which are subject to amortization over their estimated useful lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. An impairment loss is recognized when the carrying amount of an intangible asset exceeds its fair value.

Intangible assets consist of the following (in thousands):

	June 30, 2014			December 31, 2013
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

Distributor organizations	$10,345	$4,684	$5,661	$8,425	$4,169	$4,256
Trademarks and trade names	4,341	200	4,141	3,841	113	3,728
Customer relationships	6,000	1,555	4,445	4,133	1,248	2,885
Internally developed software	720	107	613	720	57	663

Intangible assets, net	$21,406	$6,546	$14,860	$17,119	$5,587	$11,532

Amortization expense related to intangible assets was approximately $482,000 and $379,000 for the three months ended June 30, 2014 and 2013, respectively. Amortization expense related to intangible assets was approximately $959,000 and $758,000 for the six months ended June 30, 2014 and 2013, respectively.

Goodwill is recorded as the excess, if any, of the aggregate fair value of consideration exchanged for an acquired business over the fair value (measured as of the acquisition date) of total net tangible and identified intangible assets acquired. In accordance with Accounting Standards Codification (“ASC”) Topic 350, “Intangibles — Goodwill and Other”, goodwill and other intangible assets with indefinite lives are not amortized but are tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The Company conducts annual reviews for goodwill and indefinite-lived intangible assets in the fourth quarter or whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. During the three months ending June 30, 2014 the Company recorded an increase in goodwill in the amount of $300,000 related to the acquisition of Beyond Organic. The goodwill balance as of June 30, 2014 was $6,323,000. There were no triggering events indicating impairment of goodwill or intangible assets during the three and six months ended June 30, 2014 and 2013.